Fair Value Measurement on a Recurring Basis	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Cantor Equity Partners, Inc. [Member]
Fair Value Measurement on a Recurring Basis [Line Items]
Fair Value Measurement on a Recurring Basis

Note 8—Fair Value Measurement on a Recurring Basis

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs to valuation techniques used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These three levels of the fair value hierarchy are:

●	Level 1 measurements – unadjusted observable inputs such as quoted prices for identical instruments in active markets;

●	Level 2 measurements – inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3 measurements – unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024, and indicate the fair value hierarchy of the inputs that the Company utilized to determine such fair value.

September 30, 2025

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$105,301,074	$—	$—	$105,301,074
Forward sale securities asset	—	—	1,559,663	1,559,663
Total	$105,301,074	$—	$1,559,663	$106,860,737

December 31, 2024

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$101,976,363	$—	$—	$101,976,363
Total	$101,976,363	$—	$—	$101,976,363

As of September 30, 2025 and December 31, 2024, Level 1 assets include a direct investment in the U.S. government treasury bills classified as available-for-sale debt securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Forward Sale Securities

The fair value of the forward sale securities to be issued under the Equity PIPE Subscription Agreements is based on the fair value of Bitcoin as of the measurement date. The excess (asset) or deficit (liability) of the fair value of the forward sale securities to be issued as of September 30, 2025, as compared to the fair value of Bitcoin stipulated under the Equity PIPE Subscription Agreements, is discounted to derive present value and then reduced to account for the probability of consummation of the Business Combination. The primary unobservable input utilized in determining the fair value of the forward sale securities is the probability of consummation of the Business Combination. As of September 30, 2025, the probability assigned to the consummation of the Business Combination was 15.8%. The probability was determined based on observed success rates of business combinations for special purpose acquisition companies.

The following table presents the changes in the fair value of the forward sale securities for the three and nine months ended September 30, 2025:

Forward Sale Securities
Fair value at inception	$—
Change in valuation inputs or other assumptions(1)	—
Fair value as of June 30, 2025	$—
Change in valuation inputs or other assumptions(1)	1,559,663
Fair value as of September 30, 2025	$1,559,663

(1)	Changes in valuation inputs or other assumptions are recognized in Change in fair value of forward sale securities in the unaudited condensed consolidated statements of operations.

Note 8 — Fair Value Measurements on a Recurring Basis

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs to valuation techniques used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These three levels of the fair value hierarchy are:

●	Level 1 measurements — unadjusted observable inputs such as quoted prices for identical instruments in active markets;

●	Level 2 measurements — inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3 measurements — unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2024, and indicates the fair value hierarchy of the inputs that the Company utilized to determine such fair value.

December 31, 2024

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$101,976,363	$—	$—	$101,976,363
Total	$101,976,363	$—	$—	$101,976,363

As of December 31, 2024, Level 1 assets include a direct investment in the U.S. government treasury bills classified as available-for-sale debt securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.